UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2023
Annual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
HIGHLIGHTS
Aggressive monetary tightening by the Federal Reserve to combat high inflation caused interest rates to rise sharply over the past 12 months. Consequently, the broad municipal bond market posted deeply negative returns, with municipal bond yields increasing broadly across the yield curve and municipal bond prices depreciating against the backdrop of rising U.S. Treasury yields and elevated volatility.
T. Rowe Price’s tax-free bond funds posted losses and underperformed their respective Bloomberg benchmarks, although the Tax-Free Income Fund, the
Tax-Free Short-Intermediate Fund, and the Intermediate Tax-Free High Yield Fund
outperformed their Lipper peer groups. With money market yields rising from ultralow levels, the Tax-Exempt Money Fund delivered modestly positive returns but lagged its Lipper index.
We continued to favor bonds from health care issuers, particularly those with strong balance sheets and effective management teams. Additionally, we remained constructive on major airports as a continued recovery in air travel to pre-pandemic levels and grants to airports through the Infrastructure Investment and Jobs Act provided support.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers.
These factors, in our view, should help buffer credit ratings in a recession if one transpires.
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T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes declined during your fund’s fiscal year, the 12-month period ended February 28, 2023, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was most pronounced in the first half of the period, with many sectors partially rebounding over the final six months as recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put downward pressure on growth stock valuations. European equities outperformed most other regions, and emerging markets stocks generally underperformed shares in developed markets. Meanwhile, most currencies weakened versus the U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a bright spot, gaining more than 20%
as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication services and consumer discretionary shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by period-end. January’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the Federal Reserve’s 2%
long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022 to a target range of 4.50% to 4.75%
by the end of the period, the highest since 2007. The Fed stepped down to a
25-basis-point increase in February after a series of historically large 75-basis-
point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 1.83% at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market. Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held

T. ROWE PRICE Tax-Free Funds

up better than Treasuries during the period. Although municipals experienced outflows, a drop in new issuance amid higher borrowing costs provided technical support.
As the period came to an end, the economic backdrop appeared mixed.
Corporate earnings declined 4.6% in the fourth quarter for the year-over-
year period, according to FactSet, the first decline in earnings since the third quarter of 2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969, and corporate and household balance sheets appeared strong. Moreover, China’s decision near the end of 2022 to ease its strict pandemic-related restrictions spurred hopes that the reopening of the world’s second-largest economy would boost global growth.
While the U.S. economy has so far managed to avoid a recession, we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Management’s Discussion of Fund Performance

TAX-EXEMPT MONEY FUND
INVESTMENT OBJECTIVE
The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Exempt Money Fund returned 1.20% for the 12 months ended
February 28, 2023, compared with 1.44% for the Lipper Tax-Exempt Money
Market Funds Index. (Results for the I Class shares varied, reflecting its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Tax-free money market yields
rose markedly over the past
12 months in response to
rapid interest rate hikes by
the Federal Reserve (Fed)
to fight high inflation.
Municipal bonds depreciated
against the backdrop of rising
U.S. Treasury yields and elevated volatility. Industrywide outflows persisted over the period as large swings in interest rates and a tenuous macroeconomic backdrop caused many municipal investors to step back from the market.
Outflows were further reinforced by an uptick in redemption activity as well as tax loss harvesting, whereby investors sold assets at a loss to reduce capital gains taxes. However, a generally light supply of bonds held by primary dealers and below-average issuance levels helped mitigate technical strains in the tax-free market.
In this environment, yields on AAA rated one-year municipals climbed to
3.03% by the end of February from 0.81% at the start of the period, while rates on municipals with seven-day maturities increased to 3.37% from 0.20%.
Attractive short-term yields spurred interest in money market investing, and the fund’s assets, following an industrywide trend, grew over the reporting period. While rising yields were a headwind for longer-term assets, the fund was able to produce a positive return for investors in an extremely volatile year for fixed income.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Tax-Exempt Money Fund –
.
1.01% 1.20%
Tax-Exempt Money Fund–
.
I  Class 1.10 1.39
Lipper Tax-Exempt Money
Market Funds Index 1.12 1.44

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
Overall, the fund’s weighted average maturity (WAM) ended the reporting period around the same level where it started. Still, we actively aimed to extend the fund’s WAM relative to peers in the tax-exempt money market universe to take advantage of compelling yield opportunities.
We maintained significant exposure to very short-term variable rate demand notes (VRDNs) for liquidity purposes in case the asset flows reversed. At period-end, VRDNs represented 48% of the fund’s assets. The fund also invested 16% of its net assets as of the period-end in variable rate trust receipts.
Fixed rate commercial paper with maturities out to 90 days held steady since our last report at approximately 22% of the portfolio, with the remainder of its holdings composed of mostly fixed rate notes and bonds maturing in one year or less.
However, heading into the
beginning of 2023, the fund’s
WAM decreased as seasonal
effects and rich valuations
prevented us from finding
compelling opportunities
further out on the curve. As
tax season approaches, we
can extend our WAM again
should valuations turn more
attractive in the municipal
money market sector.
Revenue-backed securities
from health care issuers remained the fund’s largest sector allocation. Hospitals’
operating margins came under pressure during the period as inflation accelerated and pandemic-related federal support diminished. While we expected hospitals’ financial performance to remain challenged, our long-term view of nonprofit hospitals remained generally constructive, and we believed that large hospitals with strong balance sheets and effective management teams would be able to successfully navigate this environment.
What is portfolio management’s outlook?
Recent market stress has called into question the ability for the Federal Open
Market Committee to continue raising interest rates in its effort to curb inflation. The balance between market stress and the Fed’s success in lowering inflation will likely be the driving force of short-term interest rates and the fund’s positioning going forward.
PORTFOLIO COMPOSITION
Tax-Exempt Money Fund

T. ROWE PRICE Tax-Free Funds

Money markets have held up well despite the path of aggressive monetary tightening by the Fed. This environment has pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
TAX-FREE SHORT-INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Short-Intermediate Fund returned -1.92% over the 12 months ended February 28, 2023. The fund outperformed its Lipper peer group average but underperformed its Bloomberg index benchmark. (Results for Advisor and
I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)

T. ROWE PRICE Tax-Free Funds

What factors influenced the
fund’s performance?
Over the past 12 months,
municipal bonds depreciated
against the backdrop of
rising U.S. Treasury yields
and elevated volatility.
Municipal bond yields
rose broadly as the Federal
Reserve (Fed) hiked interest
rates to curb inflation
pressures. Industrywide
outflows persisted over the
period as large swings in
interest rates and a tenuous
macroeconomic backdrop
caused many municipal investors to step back from the market. Outflows were further reinforced by an uptick in redemption activity as well as tax loss harvesting, whereby investors sold assets at a loss to reduce capital gains taxes.
However, a generally light supply of bonds held by primary dealers and below-
average issuance levels helped mitigate technical strains in the tax-free market.
The fund’s asset allocation and security selection detracted for the period.
Our broad overweight in revenue-backed debt weighed on performance, with overweights in the prepaid gas and hospitals subsectors dragging on returns.
Security selections within airports and the dedicated tax subsectors were also negative. Out-of-benchmark exposure to securities backed by sales tax in
Puerto Rico underperformed. Our investment thesis on Puerto Rico remains intact despite recent weakness as the commonwealth successfully exited bankruptcy and stands to benefit from increased federal aid and oversight going forward.
While rising yields weighed broadly across municipal securities, the fund’s nimble positioning in interest rate management notably contributed to relative performance. Compared with the benchmark, the portfolio held a modestly short duration posture early in the period based on our expectations for short- and intermediate-term yields to climb as the Fed commenced its widely anticipated rate-hiking cycle. This positioning benefited relative performance as yields surged. We later shifted toward a slightly long relative duration posture, which added value in late June and July while yields briefly retreated from earlier highs. Later, a slightly short relative duration position in August helped while interest rates climbed. By the end of the period, the fund held a modestly long duration posture. Curve positioning was also additive. Most
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Tax-Free Short-
Intermediate Fund –
.
0.12% -1.92%
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 0.19 -2.17
Tax-Free Short-
Intermediate Fund–
.
I  Class 0.37 -1.77
Bloomberg 1–5 Year Blend
(1–6 Year Maturity) Index 0.16 -1.68
Lipper Short-Intermediate
Municipal Debt Funds
Average 0.40 -2.32

T. ROWE PRICE Tax-Free Funds

notably, the portfolio’s overweight in the 10-year portion of the curve and underweight in the two-year portion of the curve, which represented a non-
benchmark position, benefited performance as 10-year bond yields rose less than shorter-term rates.
How is the fund positioned?
Heading into the second half of 2022, we believed that the historic sell-off in fixed income, though painful for bondholders, created opportunities in the municipal market through markedly higher yields and more attractive credit risk compensation. While remaining mindful that interest rate volatility and industrywide outflows could persist and further impede market performance, we sought to take advantage of cheaper valuations and better position the fund for a potential rally.
To that end, we allowed
the fund’s duration to
extend modestly closer to
the end of the period with
a slightly longer duration
than the benchmark. We
believed that a longer-than-
benchmark duration stance
was appropriate given the
high probability, in our view,
that economic growth and
inflation will cool in 2023
and ease upward pressures
on rates. Additionally, we
migrated away from bonds
with shorter call provisions
in an effort to improve the
fund’s ability to benefit
from a potential decline in
bond yields.
Despite higher yields and
improved valuations for
municipals, we believed that growing uncertainty about the global economic outlook and continued rate volatility could lead to further outflows from the tax-exempt market. For that reason, we sought to bolster liquidity in the portfolio, which, in our view, places the fund in a better position to withstand
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund

T. ROWE PRICE Tax-Free Funds

potential periods of market stress. As such, the fund built up its allocation to
AAA rated bonds and maintained significant exposure to AA rated assets, while our allocation to bonds rated A and BBB decreased. However, A and BBB rated debt remained strategic overweight allocations relative to the benchmark.
The revenue-backed transportation subsector remained the fund’s largest allocation. Among transportation segments, we particularly favored bonds issued for projects that, in our view, function as essential-service utilities for their respective regions. We maintained a positive outlook on toll-backed bonds due to fundamental factors, including continued government support for managed lane projects, operators’ generally solid pricing power, and the resilience of toll road usage in recent years versus public transit options.
We also remained constructive on major airports, supported by a continued
recovery in air travel to pre-pandemic levels as well as grants to airports through the Infrastructure Investment and Jobs Act. On a more structural basis, our investment thesis on large airports remained underpinned by their critical role in the U.S. economy, substantial debt service reserve accounts, and generally solid cash positions that were bolstered during the pandemic by federal relief funds.
What is portfolio management’s outlook?
Municipal bonds, like most areas of fixed income, struggled considerably last year in the face of inflation pressures and aggressive monetary tightening by the Fed. While this environment delivered disappointing performance results to bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.

T. ROWE PRICE Tax-Free Funds

This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Income Fund
returned -6.30% over the 12
months ended February 28,
2023, and underperformed
its Bloomberg benchmark.
However, the fund
outperformed its Lipper peer
group average. (Results for
Advisor and I Class shares
varied modestly, reflecting
their different fee structures.
Past performance cannot
guarantee future results. )
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Tax-Free Income Fund –
.
0.31% -6.30%
Tax-Free Income Fund–
.
Advisor  Class 0.04 -6.71
Tax-Free Income Fund–
.
I  Class 0.34 -6.25
Bloomberg Municipal
Bond Index 0.66 -5.10
Lipper General & Insured
Municipal Debt Funds
Average 0.07 -7.01

T. ROWE PRICE Tax-Free Funds

What factors influenced the fund’s performance?
Over the past 12 months, municipal bonds depreciated against the backdrop of rising U.S. Treasury yields and elevated volatility. Municipal bond yields rose broadly as the Federal Reserve (Fed) hiked interest rates to curb inflation pressures. Industrywide outflows persisted over the period as large swings in interest rates and a tenuous macroeconomic backdrop caused many municipal investors to step back from the market. Outflows were further reinforced by an uptick in redemption activity as well as tax loss harvesting, whereby investors sold assets at a loss to reduce capital gains taxes. However, a generally light supply of bonds held by primary dealers and below-average issuance levels helped mitigate technical strains in the tax-free market.
Alongside the broad-based rise in municipal bond yields, the portfolio's longer-
than-benchmark duration posture hampered relative performance. Conversely, modest underweights in the front end of the yield curve were beneficial as yield increases were most pronounced on shorter-maturity municipal bonds.
Asset allocation among revenue subsectors also hindered relative performance, mostly due to an overweight to continuing care retirement communities
(CCRC) and nursing/assisted living bonds, as labor shortages resulted in less capacity in skilled nursing facilities and, in turn, lower profit margins for operators. An overweight to hospital revenue bonds detracted to a lesser extent.
Credit selection was constructive in aggregate, led upward primarily by selection decisions among prerefunded bonds. Selection within the revenue-
backed sector also contributed. Within the sector, selection among CCRC and nursing/assisted living; hospital; and airport subsectors generated relative gains. However, credit selection in the public power subsector detracted due to underperformance in Puerto Rico public power bonds. We believe these securities will benefit from an improving fiscal backdrop in Puerto Rico over the longer term.
How is the fund positioned?
As the Fed continued to tighten monetary policy, we sought to focus new investments in more defensively structured bonds, particularly those with shorter-duration, higher-coupon profiles. Notable additions over the period included a state of Colorado lease financing issue offering an attractive 6.0%
coupon rate as well as higher-coupon New York City and state of Illinois general obligations (GOs). (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

T. ROWE PRICE Tax-Free Funds

In terms of credit quality, we increased our allocations to higher-quality, more liquid segments of the market amid a weaker macroeconomic backdrop and persistent outflows. As a result, we built up our allocations to bonds rated AA and A, while our allocation to bonds rated BBB decreased. However, A and
BBB rated debt remained
strategic overweight
allocations relative to
the benchmark. We also
maintained an overweight
to the nonrated tier, where
we believe that our research
strengths can enable us to
take advantage of credits
that have been mispriced or
overlooked by investors. A
small portion of the fund’s
unrated holdings consisted
of short-term, high-quality
prerefunded bonds, which
are generally considered by
investors to be among the
most liquid assets in the
municipal market.
From a sector perspective,
health care revenue bonds,
including those from CCRC
and nursing/assisted living
communities as well as hospitals, remained the fund’s largest overweight allocation, although we allowed the fund’s allocation to hospital revenue bonds to decrease modestly over the past year. Hospitals’ operating margins came under pressure during the period as inflation accelerated and pandemic-related federal support diminished. While we expected hospitals’ financial performance to remain challenged, our long-term view of nonprofit hospitals remained generally constructive, and we believed that large hospitals with strong balance sheets and effective management teams would be able to successfully navigate this environment.
We also kept an overweight to transportation revenue bonds. Our outlook on toll-backed bonds remained positive due to fundamental factors, including steady government support for managed lane projects, operators’ generally solid pricing power, and the resilience of toll road usage in recent years versus public transit options. In line with this view, we added exposure to revenue
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund

T. ROWE PRICE Tax-Free Funds

bonds issued by the New Jersey Turnpike Authority. Additionally, we remained constructive on major airports as a continued recovery in air travel to pre-
pandemic levels and grants to airports through the Infrastructure Investment and Jobs Act provided support. During the period, we added exposure to revenue bonds issued by the Chicago O'Hare International Airport and the City
of Atlanta.
What is portfolio management’s outlook?
Municipal bonds, like most areas of fixed income, struggled considerably last year in the face of inflation pressures and aggressive monetary tightening by the Fed. While this environment delivered disappointing performance results to bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

T. ROWE PRICE Tax-Free Funds

FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free High Yield Fund returned -9.64% for the 12 months ended
February 28, 2023, underperforming its Bloomberg benchmark and its Lipper peer group average. (Results for Advisor and I Class shares varied modestly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Over the past 12 months, municipal bonds depreciated against the backdrop of rising U.S. Treasury yields and elevated volatility. Municipal bond yields rose broadly as the Federal
Reserve (Fed) hiked interest
rates to curb inflation
pressures. Industrywide
outflows persisted over the
period as large swings in
interest rates and a tenuous
macroeconomic backdrop
caused many municipal
investors to step back from
the market. Outflows were
further reinforced by an
uptick in redemption activity
as well as tax loss harvesting,
whereby investors sold assets
at a loss to reduce capital
gains taxes. However, a generally light supply of bonds held by primary dealers and below-average issuance levels helped mitigate technical strains in the tax-free market.
Alongside the broad-based rise in municipal bond yields, the portfolio's longer-
than-benchmark duration posture hampered relative performance, while positioning across key rates was constructive in aggregate. More significantly, security selection detracted, dragged lower by selection decisions in the revenue-backed sector. Selection in the public power revenue subsector was a prominent detractor as holdings of debt issued by the Puerto Rico Electric
Power Authority (PREPA) weighed on results. Despite struggling over the past
12 months, we maintain our thesis on PREPA as a large issuer in the high yield municipal space that can benefit from being the sole provider of electricity in
Puerto Rico, the large amount of federal aid coming to the commonwealth, and increased oversight from the Federal government. Credit selection in the
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Tax-Free High Yield Fund –
.
-2.12% -9.64%
Tax-Free High Yield Fund–
.
Advisor  Class -2.32 -9.89
Tax-Free High Yield Fund–
.
I  Class -2.06 -9.51
Bloomberg 65% High-
Grade/35% High-Yield
Index -0.19 -6.59
Lipper High Yield
Municipal Debt Funds
Average -1.57 -9.45

T. ROWE PRICE Tax-Free Funds

dedicated tax and water and sewer revenue subsectors as well as state and local general obligation (GO) bonds also detracted. Conversely, selection among housing and industrial development revenue/pollution control revenue (IDR/
PCR) bonds made up for some relative losses. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Asset allocation among revenue subsectors hindered relative performance, mostly due to an overweight to continuing care retirement communities
(CCRC) and nursing/assisted living bonds, as labor shortages resulted in less capacity in skilled nursing facilities and, in turn, lower profit margins for operators. An underweight to housing revenue bonds and an overweight to the
IDR/PCR subsector also detracted to a lesser extent. However, an overweight to bonds related to toll roads, bridges, and tunnels was beneficial.
How is the fund positioned?
Alongside tighter monetary policy from the Fed, the fund entered the period with a focus on defensively structured bonds, particularly those with shorter-
duration, higher-coupon profiles. As the year progressed, the fund’s duration extended, and we migrated away from bonds with shorter call provisions in an attempt to improve the fund’s ability to benefit from a potential decline in bond yields. We added exposure to higher-coupon revenue bonds issued by the Maryland Economic Development Corporation for the Purple Line
light rail project. We also purchased higher-coupon Pennsylvania Economic
Development bonds related to the PennDOT Major Bridges Project.
In terms of credit quality, we increased our allocations to higher-quality, more liquid segments of the market amid a weaker macroeconomic backdrop and persistent outflows. As a result, we built up our allocations to bonds rated AAA and A slightly, while our allocation to bonds rated BBB decreased. However, the
BBB and BB rating categories remained key overweight exposures for the fund, consistent with the fund's investment profile. As bond yields and compensation for credit risk rose, we continued to lean on our fundamental credit research to identify attractive investment opportunities across the credit quality spectrum.
We also maintained an overweight to the nonrated tier, where we believe that our research strengths can enable us to take advantage of credits that have been mispriced or overlooked by investors. A small portion of the fund’s unrated holdings consisted of short-term, high-quality prerefunded bonds, which are generally considered by investors to be among the most liquid assets in the municipal market.

T. ROWE PRICE Tax-Free Funds

From a sector perspective, health care revenue bonds, including those from
CCRC and nursing/assisted living communities as well as hospitals, remained the fund’s largest overweight allocation. Hospitals’ operating margins came under pressure during the period as inflation accelerated and pandemic-
related federal support diminished. While we expected hospitals’ financial performance to remain challenged, we believed that large hospitals with strong balance sheets and effective management teams would be able to successfully navigate this environment. In line with our views on the subsector and our analysts' conviction ratings, we initiated a position in a hospital revenue bond from Orange County, Florida.
We also kept an overweight to the IDR/PCR subsector. In addition to offering above-average yields, we continued to believe this area of the market provides diversification benefits for
municipal investors due
to its corporate-backed
nature. Conversely, state and
local GO bonds remained
underweight positions for the
fund, reflecting our prior-
decade aversion to the sector
stemming from state and
local governments’ significant
unfunded pension liabilities.
What is portfolio
management’s outlook?
Municipal bonds, like most
areas of fixed income,
struggled considerably last
year in the face of inflation
pressures and aggressive
monetary tightening by the
Fed. While this environment
delivered disappointing
performance results to
bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
INTERMEDIATE TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Intermediate Tax-Free High Yield Fund returned -5.69% for the 12 months ended February 28, 2023. The fund outperformed the average return of its
Lipper peer group, which encompasses funds of various maturity and duration constraints, but underperformed its Bloomberg index benchmark. (Results for
Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )

T. ROWE PRICE Tax-Free Funds

What factors influenced the fund’s performance?
Over the past 12 months, municipal bonds depreciated against the backdrop of rising U.S. Treasury yields and elevated volatility. Municipal bond yields rose broadly as the Federal Reserve (Fed) hiked interest rates to curb inflation pressures. Industrywide outflows persisted over the period as large swings in interest rates and a tenuous macroeconomic backdrop caused many municipal investors to step back from
the market. Outflows were
further reinforced by an
uptick in redemption activity
as well as tax loss harvesting,
whereby investors sold
assets at a loss to reduce
capital gains taxes. However,
a generally light supply
of bonds held by primary
dealers and below-average
issuance levels helped
mitigate technical strains in
the tax-free market.
Credit selection detracted
notably in aggregate,
dragged lower primarily by
selection decisions in the revenue-backed sector. Within the sector, selection in the public power subsector was a prominent detractor, followed by credit selection in the health care and dedicated tax subsectors. In the public power subsector, holding debt issued by the Puerto Rico Electric Power Authority
(PREPA) weighed on results. Despite struggling over the past 12 months, we maintain our thesis on PREPA as a large issuer in the high yield municipal space that can benefit from being the sole provider of electricity in Puerto Rico, the large amount of federal aid coming to the commonwealth, and increased oversight from the Federal government. On the positive side, security selection within the industrial development revenue/pollution control revenue (IDR/
PCR) subsector was additive for the period. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Asset allocation among revenue subsectors also hindered relative performance, mostly due to an overweight to continuing care retirement communities
(CCRC) and nursing/assisted living bonds. An overweight to the IDR/PCR subsector also detracted to a lesser extent. However, overweights in the student housing and tobacco-related subsectors moderately contributed.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Intermediate Tax-Free High
Yield Fund –
.
-0.43% -5.69%
Intermediate Tax-Free High
Yield Fund–
.
Advisor  Class -0.56 -5.93
Intermediate Tax-Free High
Yield Fund–
.
I  Class -0.52 -5.75
Bloomberg 65% High-
Grade/35% High-Yield
Intermediate Competitive
(1–17 Year Maturity) Index 0.52 -3.40
Lipper High Yield
Municipal Debt Funds
Average -1.57 -9.45

T. ROWE PRICE Tax-Free Funds

Alongside the broad-based rise in municipal bond yields, the portfolio's longer-
than-benchmark duration posture hampered relative performance. That said, positioning across some key rates was beneficial and helped counter some of the negative relative performance brought on by the duration positioning.
Specifically, an underweight in the front end of the yield curve helped as yields on shorter-maturity bonds rose most prominently.
How is the fund positioned?
As the Fed continued to tighten monetary policy, the fund entered the period with a focus on defensively structured bonds, particularly those with shorter-duration, higher-
coupon profiles. As the
year progressed, the fund’s
duration extended, and we
migrated away from bonds
with shorter call provisions
to help improve the fund’s
ability to benefit from a
potential decline in bond
yields. During the period, we
added exposure to higher-
coupon revenue bonds issued
by the Maryland Economic
Development Corporation
for the Purple Line light
rail project. We also
purchased higher-coupon
Pennsylvania Economic
Development bonds related
to the PennDOT Major
Bridges Project.
From a sector perspective,
health care revenue bonds,
including those from CCRC and nursing/assisted living communities as well as hospitals, remained the fund’s largest overweight allocation. Hospitals’
operating margins came under pressure during the period as inflation accelerated and pandemic-related federal support diminished. We expect hospitals’ financial performance to remain challenged in the year ahead, driven by likely softness in patient volumes, continued cost pressures on labor and medical supplies, and lagging reimbursement rates, among other factors.
However, we believe that large hospitals with strong balance sheets and effective management teams should be able to successfully navigate this environment.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

We also kept an overweight to the IDR/PCR subsector. In addition to offering above-average yields, we continued to believe this area of the market provides diversification benefits for municipal investors due to its corporate-backed nature. Conversely, state and local general obligation (GO) bonds remained underweight positions for the fund, reflecting our prior-decade aversion to the sector stemming from state and local governments’ significant unfunded pension liabilities.
In terms of credit quality, we increased our allocations to higher-quality, more liquid segments of the market in anticipation of a prolonged period of outflows.
As a result, we built up our allocations to AA and A rated bonds while our allocations to BBB and BB rated bonds decreased. We also continued to overweight the nonrated tier, where we believe that our research strengths can enable us to take advantage of credits that have been mispriced or overlooked by investors.
What is portfolio management’s outlook?
Municipal bonds, like most areas of fixed income, struggled considerably last year in the face of inflation pressures and aggressive monetary tightening by the Fed. While this environment delivered disappointing performance results to bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.

T. ROWE PRICE Tax-Free Funds

In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Tax-Free Funds

RISKS OF INVESTING IN THE TAX-EXEMPT MONEY FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Investments in high yield bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal bond funds may be highly impacted by events tied to the overall municipal securities markets, including unfavorable legislative or political developments and adverse changes in the financial conditions of municipal bond issuers and the economy. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–5 Year Blend (1–6 Year Maturity) Index,
Bloomberg Municipal Bond Index, Bloomberg 65% High-Grade/35% High-
Yield Index, and Bloomberg 65% High-Grade/35% High-Yield Intermediate
Competitive (1–17 Year Maturity) Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

T. ROWE PRICE Tax-Free Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-EXEMPT MONEY FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE SHORT-INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE HIGH YIELD FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERMEDIATE TAX-FREE HIGH YIELD FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
*The Lipper data are from 7/31/14.

T. ROWE PRICE Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Exempt Money Fund –
.
1.20% 0.70% 0.42% – –
Tax-Exempt Money Fund–
.
I  Class 1.39 0.77 – 0.77% 7/6/17
..
Tax-Free Short-
Intermediate Fund –
.
-1.92 0.91 0.84 – –
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class -2.17 0.61 0.51 – –
Tax-Free Short-
Intermediate Fund–
.
I  Class -1.77 1.07 – 1.15 11/29/16
..
Tax-Free Income Fund –
.
-6.30 1.35 1.95 – –
Tax-Free Income Fund–
.
Advisor  Class -6.71 1.02 1.61 – –
Tax-Free Income Fund–
.
I  Class -6.25 1.42 – 1.40 7/6/17
..
Tax-Free High Yield
Fund –
.
-9.64 1.27 2.56 – –
Tax-Free High Yield
Fund–
.
Advisor  Class -9.89 0.96 2.28 – –
Tax-Free High Yield
Fund–
.
I  Class -9.51 1.38 – 2.15 11/29/16
..
Intermediate Tax-Free
High Yield Fund –
.
-5.69 1.43 – 2.27 7/24/14
Intermediate Tax-Free
High Yield Fund–
.
Advisor  Class -5.93 1.19 – 2.08 7/24/14
Intermediate Tax-Free
High Yield Fund–
.
I  Class -5.75 1.46 – 1.60 7/6/17
..
This table shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Tax-Exempt Money Fund 0.34%
Tax-Exempt Money Fund–I Class 0.25
Tax-Free Short-Intermediate Fund 0.47
Tax-Free Short-Intermediate Fund–Advisor Class 0.78
Tax-Free Short-Intermediate Fund–I Class 0.35
Tax-Free Income Fund 0.53
Tax-Free Income Fund–Advisor Class 0.86
Tax-Free Income Fund–I Class 0.45
Tax-Free High Yield Fund 0.72
Tax-Free High Yield Fund–Advisor Class 1.03
Tax-Free High Yield Fund–I Class 0.60
Intermediate Tax-Free High Yield Fund 0.89
Intermediate Tax-Free High Yield Fund–Advisor Class 1.42
Intermediate Tax-Free High Yield Fund–I Class 0.80
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Tax-Free Funds

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-EXEMPT MONEY FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,010.10 $2.14
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.66   2.16
I Class
Actual   1,000.00   1,011.00   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.60   1.20
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.43%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,001.20 $2.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.22   2.61
Advisor Class
Actual   1,000.00   1,001.90   3.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.08   3.76
I Class
Actual   1,000.00   1,003.70   1.84
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.96   1.86
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,003.10 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.17   2.66
Advisor Class
Actual   1,000.00   1,000.40   4.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.53   4.31
I Class
Actual   1,000.00   1,003.40   2.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.46   2.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $978.80 $3.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.31
Advisor Class
Actual   1,000.00   976.80   4.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.23   4.61
I Class
Actual   1,000.00   979.40   2.60
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.17   2.66
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.66%,
the
2
Advisor Class was 0.92%, and the
3
I Class was 0.53%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $995.70 $2.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.51   2.31
Advisor Class
Actual   1,000.00   994.40   3.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.56
I Class
Actual   1,000.00   994.80   2.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.76   2.06
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%,
the
2
Advisor Class was 0.71%, and the
3
I Class was 0.41%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

QUARTER-END RETURNS
Periods
Ended
12/31/22
SEC Yield
(7-Day
Simple)
ab
SEC Yield
(7-Day
Simple)–
Unsubsidized
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Tax-Exempt
Money Fund –
.
3.02% 3.04% 0.83% 0.65% 0.38% – –
Tax-Exempt
Money Fund–
.
I  Class 3.19 3.21 0.99 0.72 – 0.72% 7/6/17
Tax-Free
Short-
Intermediate
Fund –
.
– – -3.91 0.83 0.91 – –
Tax-Free
Short-
Intermediate
Fund–
.
Advisor  Class – – -4.18 0.53 0.56 – –
Tax-Free
Short-
Intermediate
Fund–
.
I  Class – – -3.59 0.98 – 1.16 11/29/16
Tax-Free
Income Fund –
.
– – -10.08 0.92 1.98 – –
Tax-Free
Income Fund–
.
Advisor  Class – – -10.38 0.60 1.63 – –
Tax-Free
Income Fund–
.
I  Class – – -10.02 1.00 – 1.29 7/6/17
Tax-Free High
Yield Fund –
.
– – -13.58 0.79 2.58 – –
Tax-Free High
Yield Fund–
.
Advisor  Class – – -13.90 0.46 2.29 – –
Tax-Free High
Yield Fund–
.
I  Class – – -13.47 0.90 – 1.99 11/29/16
Intermediate
Tax-Free High
Yield Fund –
.
– – -8.92 1.14 – 2.22 7/24/14

T. ROWE PRICE Tax-Free Funds

Periods
Ended
12/31/22
SEC Yield
(7-Day
Simple)
ab
SEC Yield
(7-Day
Simple)–
Unsubsidized
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Intermediate
Tax-Free High
Yield Fund–
.
Advisor  Class – – -9.17 0.90 – 2.03 7/24/14
Intermediate
Tax-Free High
Yield Fund–
.
I  Class – – -8.89 1.20 – 1.52 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.
a
In an effort to maintain a zero or positive net yield for the fund, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund. This voluntary waiver is in addition to any contractual expense ratio limitation in effect for the fund and may be amended or terminated at any time without prior notice. A fee waiver has the effect of increasing the fund’s net yield; without it, the fund’s 7-day yield would have been lower.
Please see the prospectus for more details.
b
The fund operates under contractual expense limitations that expire on June 30, 2024. An expense limitation has the effect of increasing the fund’s net yield; without it, the fund’s 7-day yield would have been lower. Please see the prospectus for more details.
QUARTER-END RETURNS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304-2689344 C03-050 4/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield Fund –
.
PATFX Tax-Free High Yield Fund–
.
Advisor  Class
PTYIX Tax-Free High Yield Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 12.22 $ 12.32 $ 12.67 $ 11.81 $ 11.89
Investment activities
Net investment income
(1)(2)
0.41 0.38 0.41 0.44 0.43
Net realized and unrealized gain/
loss (1.58) (0.10) (0.34) 0.86 (0.08)
Total from investment activities (1.17) 0.28 0.07 1.30 0.35
Distributions
Net investment income (0.40) (0.38) (0.41) (0.44) (0.43)
Net realized gain (0.01) — (0.01) — —
(3)
Total distributions (0.41) (0.38) (0.42) (0.44) (0.43)
NET ASSET VALUE
End of period $ 10.64 $ 12.22 $ 12.32 $ 12.67 $ 11.81

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
(9.64)% 2.21% 0.70% 11.14% 3.04%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
0.76% 0.72% 0.72% 0.72% 0.72%
Net expenses after waivers/
payments by Price Associates 0.67% 0.63% 0.62% 0.65% 0.72%
Net investment income 3.68% 2.99% 3.48% 3.56% 3.66%
Portfolio turnover rate 19.7% 11.8% 12.8% 5.1% 12.8%
Net assets, end of period (in
millions) $1,949 $3,580 $3,915 $4,421 $3,903
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 12.29 $ 12.39 $ 12.74 $ 11.88 $ 11.95
Investment activities
Net investment income
(1)(2)
0.38 0.35 0.39 0.40 0.40
Net realized and unrealized gain/
loss (1.59) (0.11) (0.35) 0.85 (0.09)
Total from investment activities (1.21) 0.24 0.04 1.25 0.31
Distributions
Net investment income (0.37) (0.34) (0.38) (0.39) (0.39)
Net realized gain (0.01) — (0.01) — —
(3)
Total distributions (0.38) (0.34) (0.39) (0.39) (0.39)
Redemption fees added to paid-in
capital
(4)
— — — — 0.01
NET ASSET VALUE
End of period $ 10.70 $ 12.29 $ 12.39 $ 12.74 $ 11.88

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(5)
(9.89)% 1.90% 0.41% 10.70% 2.79%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(6)
1.03% 1.03% 1.02% 1.03% 1.02%
Net expenses after waivers/
payments by Price Associates 0.93% 0.94% 0.92% 0.98% 1.02%
Net investment income 3.43% 2.76% 3.27% 3.25% 3.31%
Portfolio turnover rate 19.7% 11.8% 12.8% 5.1% 12.8%
Net assets, end of period (in
thousands) $5,322 $7,637 $9,310 $15,243 $18,533
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
The fund charged redemption fees through March 31, 2019.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(6)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 12.22 $ 12.31 $ 12.67 $ 11.81 $ 11.89
Investment activities
Net investment income
(1)(2)
0.42 0.39 0.43 0.45 0.45
Net realized and unrealized gain/
loss (1.58) (0.09) (0.36) 0.86 (0.09)
Total from investment activities (1.16) 0.30 0.07 1.31 0.36
Distributions
Net investment income (0.41) (0.39) (0.42) (0.45) (0.44)
Net realized gain (0.01) — (0.01) — —
(3)
Total distributions (0.42) (0.39) (0.43) (0.45) (0.44)
NET ASSET VALUE
End of period $ 10.64 $ 12.22 $ 12.31 $ 12.67 $ 11.81

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
(9.51)% 2.41% 0.71% 11.24% 3.15%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
0.62% 0.60% 0.62% 0.63% 0.61%
Net expenses after waivers/
payments by Price Associates 0.53% 0.51% 0.52% 0.56% 0.61%
Net investment income 3.84% 3.10% 3.57% 3.65% 3.78%
Portfolio turnover rate 19.7% 11.8% 12.8% 5.1% 12.8%
Net assets, end of period (in
thousands) $1,846,303 $1,942,439 $1,072,180 $1,344,330 $1,139,351
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity  1 72
United Airlines Holdings  (1) — 17
Westrock  5 165
Total Common Stocks (Cost $213) 254
MUNICIPAL SECURITIES 99.4%
ALABAMA 1.8%
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  11,520 12,157
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28  (1)(2) 3,175 1,969
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43  (1)(2) 2,460 1,525
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43  (1)(2) 1,720 1,066
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47  (1)(2) 3,080 1,910
Jefferson County, Sewer, Series A, 5.50%, 10/1/53  (3) 19,770 20,296
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  4,115 4,048
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,600 5,454
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (4) 2,602 2,333
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (4) 22,310 19,286
70,044
ARIZONA 1.8%
Arizona Distribution Revenue, Capital Appreciation, 5.50%,
7/1/33  (5) 1,075 1,314
Arizona Distribution Revenue, Capital Appreciation, Series B,
5.50%, 7/1/30  (5) 6,270 7,370
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 3.995%, 1/1/37  2,365 2,203
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40  (4) 795 668
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50  (4) 1,375 1,040
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  (4) 1,140 1,077
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  (4) 1,010 904
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49  (4) 3,740 3,376

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37  (4) 2,580 2,531
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52  (4) 2,925 2,842
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (6) 3,800 3,930
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47  (4)(6) 6,680 5,517
Maricopa County PCR, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,795 2,781
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34  3,180 2,508
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40  5,155 3,883
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/44  860 849
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/49  515 500
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,820 1,732
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41  (4) 2,585 2,090
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51  (4) 2,745 2,005
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57  (4) 3,110 2,179
Salt Verde Financial, 5.00%, 12/1/32  3,050 3,192
Salt Verde Financial, 5.00%, 12/1/37  14,085 14,371
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  2,150 1,553
70,415
ARKANSAS 0.6%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49  (4)(6) 12,550 11,113
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49  (4)(6) 4,295 3,955
Arkansas DFA, Green Bond, 5.45%, 9/1/52  (4)(6) 6,500 6,378
21,446
CALIFORNIA 5.8%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  5,425 5,704
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  11,635 12,204
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56  (4) 18,810 14,606
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50  (4) 8,665 6,122
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56  (4) 2,500 1,677
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56  (4) 6,975 5,202

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Verdant at Green Valley
Project,, 5.00%, 8/1/49  (4) 10,425 9,957
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,918 2,906
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,945 2,002
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,675 1,692
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46  (4) 2,750 2,618
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,040 2,804
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47  (6) 5,000 4,263
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (6) 10,000 10,025
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,955 5,306
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,580 2,550
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  2,150 2,111
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,285 2,351
California PFA, Enso Village Project, 2.375%, 11/15/28  (4) 1,290 1,193
California PFA, Enso Village Project, 3.125%, 5/15/29  (4) 1,385 1,219
California PFA, Enso Village Project, 5.00%, 11/15/46  (4) 645 552
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (4) 2,280 2,127
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41  (4) 1,650 1,317
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51  (4) 1,500 1,096
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61  (4) 250 173
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  225 220
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  240 234
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  255 247
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  200 193
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,380 1,181
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  855 670
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  955 936
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,740 1,538
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,175 971
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,795 3,786
California Statewide CDA, Series A-1, 5.00%, 9/2/52  5,400 5,211
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49  (4) 3,010 2,475

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  11,170 11,055
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (4) 2,580 2,633
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46  (4) 3,435 3,152
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (4) 7,090 6,675
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (4) 15,980 15,687
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,720 1,706
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,375 1,220
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  2,065 1,704
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  925 969
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  860 870
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  430 416
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,290 1,312
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47  (4) 7,390 5,850
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49  (4) 2,745 2,164
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45  (4) 3,105 2,512
CSCDA Community Improvement Auth. Link-Glendale Social
Bonds, 4.00%, 7/1/56  (4) 3,387 2,606
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (4) 14,770 11,067
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56  (4) 2,700 2,073
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56  (4) 3,275 2,655
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (4) 2,075 1,927
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,700 3,851
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  80,185 7,937
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  255 256
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  350 352
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 3.905%, 7/1/27  4,950 4,912

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43  2,065 2,076
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34  (7) 1,695 1,922
218,998
COLORADO 4.3%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  9,055 6,705
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,368
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  5,945 5,435
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  7,455 7,042
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,126
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 965
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,023
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,250 1,208
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 3,849
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 1,925
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47  (4) 3,500 3,117
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  525 470
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  640 565
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/33  670 582
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/34  695 596
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/35  725 611
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/36  750 624
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,260 984
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,920 1,381
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/33
(Prerefunded 5/15/23)  (8) 1,205 1,209
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/39
(Prerefunded 5/15/23)  (8) 1,935 1,941
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35  (4) 1,245 922
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (4) 2,550 1,748
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (4) 3,565 2,414
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  815 777
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  7,590 7,148
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  12,295 11,497
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,785 5,563

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 2,977
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,067
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 483
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,422
Denver City & County Airport, Series A, 5.00%, 12/1/48  (6) 4,295 4,353
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,290 1,262
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,077
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,613
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,584
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,405 4,033
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  16,760 16,940
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35  (4) 500 420
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51  (4) 5,270 4,488
Public Auth. for Colorado Energy, 6.25%, 11/15/28  5,180 5,568
Public Auth. for Colorado Energy, 6.50%, 11/15/38  10,000 11,907
Pueblo Urban Renewal Auth., 4.75%, 12/1/45  (4) 6,180 2,781
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,625 5,248
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,610 3,897
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 (Prerefunded 12/1/23)  (8) 496 515
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43 (Prerefunded 12/1/23)  (8) 1,000 1,042
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 782
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,600 1,469
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 925
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  850 788
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 891
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32  (3) 645 713
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35  (3) 255 277
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/50  (3) 1,290 1,318
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37  1,000 1,001
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47  3,380 3,375
165,011
CONNECTICUT 1.3%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46  (4) 1,060 937

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53  (4) 1,370 1,179
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  3,115 2,492
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,560 3,483
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  3,390 3,383
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,560 3,526
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,230 2,189
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,560 1,519
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,810 8,203
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  7,735 6,854
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  7,230 5,948
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (1)(2)(9) 25,151 5,596
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41  (4) 550 443
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51  (4) 2,950 2,182
47,934
DELAWARE 0.9%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  215 214
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,115 1,139
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,505 1,513
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  860 891
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  5,340 5,394
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,210 2,213
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,765 4,753
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,370 1,029
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,325 964
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  225 228
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  965 937
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,535 2,343
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,740 3,394
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  3,165 2,834
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  8,335 8,044
35,890
DISTRICT OF COLUMBIA 1.7%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  44,715 10,037

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  19,770 3,706
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,580 2,615
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,670 1,675
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,480 2,465
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,490 2,332
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,415 3,941
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  10,565 8,885
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,345 1,192
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  875 758
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/31  (4) 900 674
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/46  (4) 3,050 1,880
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  12,030 13,520
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37  (3) 11,005 5,914
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  8,595 4,251
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,720 801
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  4,295 1,877
66,523
FLORIDA 3.6%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  205 158
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  8,120 5,709
Avenir Community Dev. Dist., 5.375%, 5/1/43  2,500 2,375
Avenir Community Dev. Dist., 5.625%, 5/1/54  1,195 1,132
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  7,935 7,937
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 877
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 251

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,018
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 898
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  1,060 1,048
Capital Trust Agency, 4.00%, 6/15/24  (4) 900 889
Capital Trust Agency, 4.00%, 6/15/41  (4) 1,945 1,557
Capital Trust Agency, 4.00%, 6/15/51  (4) 2,970 2,159
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58  (4) 7,840 7,032
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  620 535
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,150 861
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,440 1,063
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  320 321
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  820 760
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  980 983
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  325 321
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  215 215
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  6,500 6,157
Fishhawk Community Dev. Dist., Special Assessment, 7.25%,
5/1/43 (Prerefunded 5/1/23)  (8) 1,750 1,761
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  3,200 2,473
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  5,945 5,394
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32  (6) 5,570 4,214
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38  (4) 2,710 2,424
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (4) 10,695 9,128
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (4) 9,875 8,229
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39  (4) 805 813
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48  (4) 995 996
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  3,125 3,145
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,945 3,857
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,400 1,400
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,755 2,596

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  860 862
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,480 1,453
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27  (4) 325 291
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32  (4) 900 737
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37  (4) 1,270 983
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52  (4) 7,090 4,903
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,895 4,503
Orange County HFA, 4.00%, 10/1/52  5,000 4,470
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41  2,185 1,741
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,065 2,231
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,190 1,096
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,125 1,000
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,755 2,367
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,820 4,901
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,625 2,166
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,500 2,711
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
2, STEP, 5/1/40  590 528
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
3, 6.61%, 5/1/40  (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  900 651
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  1,420 1,070
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/24  685 686
Village Community Dev. Dist. No. 10, Special Assessment, 5.75%,
5/1/31  2,675 2,680
Village Community Dev. Dist. No. 10, Special Assessment, 6.00%,
5/1/44  3,440 3,446
136,162
GEORGIA 3.3%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (1)(2) 3,095 1,640
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (1)(2) 14,945 7,921
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (1)(2) 9,255 4,905
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26  (4) 1,265 1,195
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31  (4) 1,765 1,617
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42  (4) 3,650 3,147

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51  (4) 4,615 3,894
Burke County Dev. Auth., Plant Vogtle, VRDN, 2.70%, 11/1/52  5,200 5,200
Burke County Dev. Auth., Plant Vogtle, VRDN, 3.00%, 11/1/52  (6) 5,100 5,100
Burke County Dev. Auth., Plant Vogtle, VRDN, PCR, 2.90%, 7/1/49  2,225 2,225
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41  (4) 2,580 1,911
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51  (4) 7,305 4,823
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47  (4) 2,965 2,433
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54  (4) 2,365 1,870
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  2,760 2,824
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  8,595 9,114
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,395 2,075
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31  (4) 1,325 1,145
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,290 1,182
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,615 3,645
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36  (4) 2,870 2,595
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54  (4) 14,150 11,061
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27  (4) 275 274
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37  (4) 1,320 1,336
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47  (4) 2,150 2,153
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52  (4) 1,320 1,325
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  6,355 6,602
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27  (4) 2,980 2,997
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37  (4) 2,400 2,310
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47  (4) 9,450 8,637
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  10,705 10,853
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24)  (8) 8,230 8,493
126,502

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,400 4,553
Guam Power Auth., Series A, 5.00%, 10/1/43  2,095 2,160
Guam Power Auth., Series A, 5.00%, 10/1/44  1,840 1,892
Territory of Guam, Series F, 4.00%, 1/1/36  3,865 3,702
Territory of Guam, Series F, 4.00%, 1/1/42  925 822
Territory of Guam, Series F, 5.00%, 1/1/30  860 907
Territory of Guam, Series F, 5.00%, 1/1/31  860 912
14,948
IDAHO 0.4%
Idaho HFA, Saint Luke's Health, Series C, VRDN, 2.62%, 3/1/48  1,525 1,525
Power County IDC, FMC Project, 6.45%, 8/1/32  (6) 3,930 3,944
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (4) 11,071 7,994
13,463
ILLINOIS 6.1%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  10,310 10,428
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,290 1,309
Chicago, Series A, GO, 5.00%, 1/1/39  1,115 1,105
Chicago, Series A, GO, 5.00%, 1/1/40  2,580 2,539
Chicago, Series A, GO, 5.50%, 1/1/35  3,435 3,595
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34  (3) 900 937
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35  (3) 900 931
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27  (10) 13,345 10,971
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29  (3) 12,210 9,454
Chicago, City Colleges, GO, Zero Coupon, 1/1/27  (10) 8,595 7,350
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,745 2,902
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,310 2,406
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,275 2,358
Illinois, GO, 5.00%, 2/1/28  3,650 3,798
Illinois, GO, 5.00%, 5/1/34  1,720 1,738
Illinois, Series A, GO, 5.00%, 10/1/31  2,150 2,253
Illinois, Series A, GO, 5.50%, 3/1/42  3,625 3,854
Illinois, Series A, GO, 5.50%, 3/1/47  5,475 5,743
Illinois, Series B, GO, 5.00%, 10/1/31  1,975 2,069
Illinois, Series B, GO, 5.00%, 10/1/32  2,700 2,821
Illinois, Series B, GO, 5.00%, 12/1/33  2,950 3,129
Illinois, Series C, GO, 5.00%, 11/1/29  9,175 9,592
Illinois, Series D, GO, 5.00%, 11/1/25  860 884
Illinois, Series D, GO, 5.00%, 11/1/28  6,125 6,413
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32  (6) 1,505 1,506
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  11,690 8,904
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  9,450 6,734

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,720 1,172
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  10,310 6,447
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36  1,205 1,048
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40  1,075 889
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38  (4) 1,000 979
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43  (4) 1,000 982
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53  (4) 1,300 1,262
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,310 3,145
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,335 1,197
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  1,125 1,036
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.25%, 5/15/47  5,255 4,881
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 2.65%,
11/15/37  2,450 2,450
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25)  (8) 1,030 1,076
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25)  (8) 2,795 2,920
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,295 2,340
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  4,295 4,179
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  990 989
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  685 684
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-2, VRDN,
2.65%, 8/1/43  1,600 1,600
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,650 2,681
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,435 3,473
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,500 1,528
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,425 1,563
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,300 1,839
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  645 637
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,995 8,759
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  925 503
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  795 419
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,210 595

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,580 1,161
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,795 1,215
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  980 375
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30  (10) 3,300 2,401
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33  (10) 50,085 31,451
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (10) 6,445 7,819
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32  (4) 3,585 3,384
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47  (4) 6,970 6,105
230,907
INDIANA 1.4%
East Chicago, USG Project, 5.50%, 9/1/28  (6) 1,525 1,424
Indiana Fin. Auth. Depauw University Project, Series A, 5.50%,
7/1/52  9,400 9,772
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43  6,875 7,011
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  5,600 5,425
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  11,875 11,658
Indiana Municipal Power Agency, Series B, VRDN, 2.62%, 1/1/42  100 100
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31  (1)(6),(11) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43  (6) 4,250 4,306
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (6) 6,360 6,506
Valparaiso, Pratt Paper, 7.00%, 1/1/44  (6) 8,595 8,809
55,011
IOWA 0.1%
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 2.50%,
2/15/39  2,800 2,800
2,800
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,095 1,087
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  990 974
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  1,010 963
3,024
KENTUCKY 1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42  (4)(6) 2,110 2,004
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52  (4)(6) 6,810 6,400
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  3,010 2,349

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  5,030 3,887
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  6,105 4,584
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  3,155 2,286
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,865 3,220
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  2,020 1,672
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,860 3,940
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,385 4,400
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,965 6,978
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,550 6,682
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  12,120 12,184
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  12,035 11,989
72,575
LOUISIANA 1.6%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38  (4) 2,065 2,052
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48  (4) 2,410 2,308
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  12,270 11,500
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31  (6) 560 584
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34  (6) 695 723
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35  (6) 560 580
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43  (6) 1,720 1,745
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48  (6) 6,620 6,682
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25)  (8) 1,240 1,292
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25)  (8) 2,350 2,448
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (8) 1,505 1,567
New Orleans Water System, 5.00%, 12/1/40 (Prerefunded
12/1/25)  (8) 5,800 6,088
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25)  (8) 4,730 4,965

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (4) 1,420 1,458
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30)  (4) 4,550 4,891
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40  (4) 4,600 4,956
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30)  (4) 5,955 6,401
60,240
MARYLAND 5.4%
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  180 180
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,555
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,965 4,964
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,455 2,304
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  18,505 16,965
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,290 1,312
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  1,720 1,750
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  9,915 9,919
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,385 4,039
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  1,060 1,081
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29  (4) 2,065 2,137
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33  (4) 2,180 2,244
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 682
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,890 1,637
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28  (6) 5,000 5,099
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55  (6) 45,250 45,250
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  5,035 5,204
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  895 912
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  860 896
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,290 1,361
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  860 909
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  885 934

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,225 2,321
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,895 6,047
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  17,770 17,876
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  860 873
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,320 2,333
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  515 532
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,310 1,352
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,545 1,593
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,380 1,417
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,290 1,320
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,795 2,457
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,675 3,996
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,895 2,426
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 347
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,585 4,730
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36  (4) 1,505 1,507
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46  (4) 2,150 2,152
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,290 1,235
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,730 1,585
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  860 799
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  340 278
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,695 1,377
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,925 2,580
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,700 4,886
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  430 418
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  430 408
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,490 1,439
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,550 1,473
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,745 1,571
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  955 846
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,415 1,983

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,875 5,205
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24)  (8) 3,865 3,957
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24)  (8) 3,865 3,976
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  750 753
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  3,135 3,159
203,541
MASSACHUSETTS 0.8%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59  (7) 2,170 2,452
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 2.40%, 10/1/42  1,015 1,015
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/38  (4) 2,310 2,349
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.125%,
11/15/46  (4) 3,180 3,218
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  520 520
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,825 2,827
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/37  (4) 1,865 1,882
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47  (4) 5,695 5,484
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57  (4) 11,170 10,358
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,300 2,011
32,116
MICHIGAN 1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  860 869
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,895 4,899
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  13,660 13,311
Detroit, GO, 5.00%, 4/1/29  620 639
Detroit, GO, 5.00%, 4/1/30  605 621
Detroit, GO, 5.00%, 4/1/31  645 662
Detroit, GO, 5.00%, 4/1/32  730 749
Detroit, GO, 5.00%, 4/1/33  1,030 1,056
Detroit, GO, 5.00%, 4/1/37  1,805 1,809
Detroit, GO, 5.00%, 4/1/38  1,205 1,201
Detroit, Series A, GO, 5.00%, 4/1/50  1,965 1,808

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,810 1,661
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  1,025 899
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,385 1,926
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  1,020 804
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  2,035 1,800
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  3,560 3,642
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  5,320 5,429
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  21,910 2,463
46,248
MINNESOTA 0.3%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  450 407
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  860 721
Rochester, Mayo Clinic, 5.00%, 11/15/57  7,460 8,006
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  730 585
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  565 412
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  495 347
10,478
MISSOURI 2.3%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50  (6) 9,665 8,560
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50  (3)(6) 2,150 1,934
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57  (3)(6) 16,115 14,337
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54  (6) 4,295 4,340
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,720 1,542
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,460 1,258
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,435 2,819
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34  1,205 1,186
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35  945 925
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  5,585 5,122
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,830 1,584
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  4,080 3,837
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  13,320 11,745
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  860 823

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  605 555
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,460 1,247
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,720 1,642
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,825 1,670
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  795 686
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,355 1,881
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,535 1,875
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  4,410 4,438
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  12,590 12,837
86,843
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  590 526
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  6,230 5,066
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  6,485 5,127
10,719
NEBRASKA 0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,245 1,282
Central Plains Energy Project, Series A, 5.00%, 9/1/30  3,010 3,146
4,428
NEVADA 0.6%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34 (Prerefunded 7/1/24)  (8) 1,515 1,559
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39 (Prerefunded 7/1/24)  (8) 2,245 2,309
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44 (Prerefunded 7/1/24)  (8) 3,220 3,312
Las Vegas Redev. Agency, 5.00%, 6/15/30  355 368
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,890 3,960
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,830 6,910
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33  (3) 175 190
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  215 227
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  430 452
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  (3) 85 90
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  430 442
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58  (4) 13,000 1,604
21,423

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40)  (4)(6) 3,525 2,703
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39  (4) 1,350 1,231
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46  (4) 750 684
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54  (4) 1,875 1,701
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37  (1)(2)(4) 1,231 271
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52  (1)(2)(4) 3,030 667
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42  (1)(2)(4) 1,828 402
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  685 687
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  645 641
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  5,250 5,091
14,078
NEW JERSEY 3.4%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,690 1,450
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,910 1,549
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24  (6)(12) 1,790 1,807
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26  (10)(12) 2,150 1,934
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49  (4) 900 822
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (6) 7,735 7,782
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52  (6) 14,615 14,698
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  230 228
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  890 847
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  1,700 1,552
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  4,215 3,683
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (6) 1,740 1,754
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37  (6) 11,340 11,409
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (6) 15,715 15,388
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,720 1,703

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  10,385 9,348
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  12,680 11,789
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37  (6) 1,075 1,075
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43  (6) 1,505 1,505
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,400 3,510
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,840 3,008
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  2,035 2,185
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  860 805
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  860 932
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  12,890 10,371
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,940 3,066
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,610 2,375
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30  (10) 3,885 2,881
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  8,595 8,881
128,337
NEW YORK 5.0%
Brookhaven Local Dev., Jeffersons Ferry Project, 5.25%, 11/1/36  1,290 1,308
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41  (4) 1,235 1,086
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51  (4) 1,370 1,141
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55  (4) 900 733
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48  (4) 500 491
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25  (4)(6) 375 377
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (4)(6) 10,740 10,899
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36  (4) 425 416
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41  (4) 550 517
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51  (4) 2,150 1,904
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31  (4) 650 540

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51  (4) 14,235 12,696
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,650 6,078
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,545 4,725
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  24,810 6,101
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  8,265 6,968
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (4) 7,225 5,961
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  14,564 6,998
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30  (4) 1,000 1,009
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31  (4) 800 805
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34  (4) 800 798
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36  (4) 1,500 1,461
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (4) 5,475 5,456
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (4) 26,650 25,863
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  26,860 30,134
New York Transportation Dev., American Airlines, 2.25%,
8/1/26  (6) 945 880
New York Transportation Dev., American Airlines, 3.00%,
8/1/31  (6) 2,580 2,298
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (6) 13,515 13,527
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (6) 5,370 5,503
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40  (6) 3,265 3,250
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/39  (6) 2,125 2,189
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/40  (6) 1,400 1,434
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41  (6) 1,400 1,427
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/42  (6) 1,400 1,421
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31  (6) 2,155 2,191
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36  (6) 2,750 2,774
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.125%, 11/1/41  (4) 1,750 1,346

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54  (4) 1,480 1,078
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  775 779
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/34  1,450 1,452
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/44  1,580 1,528
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  11,600 11,669
189,211
NORTH CAROLINA 2.5%
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 2.45%,
1/15/38  17,820 17,820
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (3)(6) 10,330 11,111
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,725 1,759
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,995 1,664
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  4,200 3,212
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,365 2,103
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,610 4,060
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,825 3,298
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 6.25%, 7/1/35 (Prerefunded 7/1/23)  (8) 3,865 3,902
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  1,005 856
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  940 737
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  835 613
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  830 591
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  2,150 1,495
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  2,330 2,342
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/30  1,635 1,637
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/35  4,940 4,854
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  790 751
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  10,095 9,320

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/31  1,505 1,454
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,330 1,237
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41 (Prerefunded 9/1/23)  (8) 1,445 1,501
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24)  (8) 1,805 1,854
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,895 4,896
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  4,470 4,456
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  7,430 7,373
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 2.50%,
2/15/31  580 580
95,476
OHIO 4.9%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  105,000 95,347
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,460 1,483
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  8,380 8,449
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,865 3,888
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,580 2,531
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  17,145 17,526
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  11,005 11,228
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  5,030 4,694
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  6,465 5,939
Marion County, United Church Homes, 5.00%, 12/1/39  1,420 1,274
Marion County, United Church Homes, 5.125%, 12/1/49  1,570 1,344
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  4,295 3,859
Ohio, Series A, 4.00%, 1/15/38  915 863
Ohio, Series A, 4.00%, 1/15/39  1,720 1,611
Ohio, Series A, 5.00%, 1/15/50  2,150 2,193
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  7,475 6,783
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (4)(6) 1,720 1,598
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49  (4)
(6) 14,780 12,835
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38  (4) 2,250 1,732
185,177
OKLAHOMA 0.9%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  7,130 5,817
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30  710 355

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  860 430
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42  2,580 1,290
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  2,885 1,443
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27  (2) 555 278
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,835 4,224
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,780 8,835
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35  (6) 9,450 9,460
Tulsa County Ind. Auth., Montereau Project, 5.00%, 11/15/31  1,605 1,631
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/37  1,075 1,082
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,180 1,145
35,990
OREGON 0.3%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  430 423
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  430 411
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,205 1,094
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,290 1,153
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  4,125 4,234
Oregon State Fac. Auth., Peace Health, Series B, VRDN, 2.50%,
8/1/34  2,000 2,000
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  255 239
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  300 279
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  390 339
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,105 855
11,027
PENNSYLVANIA 4.0%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  1,045 1,050
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  265 275
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  290 304
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  580 609

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  950 998
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  685 718
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  645 672
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  730 753
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42  (4) 6,835 6,626
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32  (4) 2,985 3,021
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33  (4) 3,010 3,047
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42  (4) 5,400 5,226
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42  (4) 8,185 8,083
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42  (4) 7,735 7,486
Butler County Hosp. Auth., 5.00%, 7/1/35  7,215 7,284
Butler County Hosp. Auth., 5.00%, 7/1/39  4,080 3,976
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36  (4) 3,410 2,935
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40  (4) 4,115 3,409
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41  (4) 3,615 2,964
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 (Prerefunded 7/1/25)  (8) 705 734
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 (Prerefunded 7/1/24)  (8) 860 879
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 (Prerefunded 7/1/25)  (8) 910 947
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 (Prerefunded 7/1/24)  (8) 860 879
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 (Prerefunded 7/1/24)  (8) 1,310 1,339
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 (Prerefunded 7/1/25)  (8) 6,445 6,709
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  1,030 847
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,115 895
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,205 943
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  215 208
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  860 810
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  4,340 4,427

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  3,010 2,685
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  10,295 8,661
Pennsylvania Economic DFA, 5.50%, 6/30/40  (6) 3,425 3,626
Pennsylvania Economic DFA, 5.50%, 6/30/41  (6) 2,000 2,106
Pennsylvania Economic DFA, 5.50%, 6/30/43  (6) 2,000 2,091
Pennsylvania Economic DFA, 5.75%, 6/30/48  (6) 2,025 2,154
Pennsylvania Economic DFA, 6.00%, 6/30/61  (6) 5,550 6,026
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28)  (4)(6) 9,900 11,154
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39  (4)
(6) 3,545 2,605
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (6) 7,500 7,529
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 3.844%,
7/1/39  (7) 7,220 6,480
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  2,065 2,077
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  2,950 3,199
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  4,295 4,449
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  860 889
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,700 2,368
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,825 1,531
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  3,085 2,487
151,170
PUERTO RICO 10.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (1)(13) 29,832 12,828
Puerto Rico Commonwealth, GO, VR, 11/1/51  (1)(13) 15,827 6,904
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42  (4) 6,485 5,543
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42  (4) 4,550 3,889
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47  (4) 2,205 1,821
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24  (4) 580 586
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25  (4) 2,675 2,719
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (4) 2,740 2,798
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29  (4) 3,110 3,163
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (4) 17,190 17,420

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (4) 6,015 6,019
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (4) 2,150 2,151
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (4) 10,310 10,262
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (4) 7,345 7,197
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (4) 1,200 1,176
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47  (4) 29,435 28,311
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  1,000 1,016
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (4) 6,105 5,218
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47  (4) 9,470 7,820
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (4) 1,325 1,339
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25  (4) 2,780 2,826
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (4) 3,825 3,890
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33  (4) 8,815 8,820
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (4) 7,080 6,938
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  2,335 2,191
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,990 5,107
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  11,915 10,650
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  9,718 8,488
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  12,802 10,914
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  7,328 6,031
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  12,308 12,489
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  10,211 10,536
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  20,326 21,353
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29  (1)(14) 9,535 6,603

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (1)(14) 105 73
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36  (1)(14) 8,920 6,400
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27  (1)
(14) 1,245 865
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29  (1)
(14) 4,295 2,985
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/21  (1)
(14) 1,745 1,189
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (1)
(14) 145 100
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26  (1)
(14) 1,735 1,206
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (1)
(14) 2,500 1,738
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (1)
(14) 2,980 2,071
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (1)(14) 510 347
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (1)(14) 1,965 1,358
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (1)(14) 660 456
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (1)(14) 795 551
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (1)(14) 105 73
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (1)(14) 12,720 8,840
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (1)
(14) 495 346
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (1)
(14) 425 292
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38  (1)
(14) 4,295 3,028
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (1)(14) 180 125
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35  (1)(14) 3,766 2,636
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (1)(14) 860 602
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (1)(14) 1,235 871
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (1)(14) 120 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (1)(14) 210 143
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19  (1)(14) 2,130 1,451
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (1)(14) 170 118
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (1)(14) 1,585 1,084
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (1)(14) 455 316
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (1)(14) 184 128
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26  (1)(14) 4,150 2,884
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  3,000 2,775
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 7/1/53  28,306 15,644
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  64 60

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,705 18,508
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,424 5,258
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  10,451 7,738
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  24,392 16,227
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  12,232 7,292
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  138,360 35,286
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  21,966 4,117
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,305 2,089
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,150 1,948
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,570 2,216
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  5,185 4,622
411,153
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35  (1)(2) 10,815 1,947
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 (Prerefunded 9/1/23)  (8) 2,580 2,610
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 (Prerefunded 9/1/23)  (8) 3,435 3,482
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  4,295 3,956
11,995
SOUTH CAROLINA 1.2%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (1) 7,109 3,899
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  (1) 27,826 7,173
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  (1) 47,920 5,995
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (1) 3,837 1,213
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (1) 19,137 717
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  (1) 2,268 68
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27  (1)(2)(4)(6) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35  (1)(2)(4)(6) 5,465 2,186
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45  (1)(2)(4)(6) 10,980 4,392

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29  (1)(2) 1,720 1,403
South Carolina Public Service Auth., Unrefunded Balance,
Series A, 5.50%, 12/1/54  7,000 7,062
South Carolina Public Service Auth., Unrefunded Balance,
Series E, 5.25%, 12/1/55  11,505 11,577
46,025
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,235 1,197
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,320 1,260
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,175 1,103
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,720 1,487
5,047
TENNESSEE 0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,365 2,371
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52  (6) 2,910 3,113
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  430 418
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  1,000 955
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,880 2,699
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  10,245 10,435
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  6,955 7,281
27,272
TEXAS 6.8%
Austin Airport, Series B, 5.00%, 11/15/41  (6) 470 478
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  765 782
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,785 1,828
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,500 2,561
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,875 2,943
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,685 2,745
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  3,045 3,111
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  430 429
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  990 989

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,935 1,930
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,730 2,716
Austin Texas Airport System Revenue, 5.00%, 11/15/43  (6) 1,000 1,041
Austin Texas Airport System Revenue, 5.25%, 11/15/47  (6) 4,270 4,479
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/40  665 645
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/41  460 441
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  745 671
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  455 505
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  105 113
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,435 3,637
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  13,750 13,819
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  (4) 275 232
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,385 1,092
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50  (4) 1,495 1,206
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  4,295 4,089
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25  (6) 11,950 11,859
Gulf Coast IDA, Exxon Mobil, VRDN, 2.45%, 11/1/41  1,600 1,600
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  440 392
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  450 386
Harris County Cultural Ed. Fac. Fin., Methodist Health, Series C-2,
TECP, 2.60%, 3/1/23  650 650
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 2.50%, 12/1/59  20,475 20,475
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 2.50%, 12/1/41  1,750 1,750
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,465 1,314
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  915 814
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  915 807
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  915 799
Houston Airport System, Series B-1, 5.00%, 7/15/30  (6) 6,105 6,033
Houston Airport System, Series B-1, 5.00%, 7/15/35  (6) 8,210 8,017
Houston Airport System, United Airlines, 4.00%, 7/15/41  (6) 4,295 3,688
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41  (6) 1,760 1,512
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24  (6) 3,700 3,695

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,205 1,203
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,450 1,442
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,505 2,330
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,725 5,151
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,785 1,770
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (4)(6) 12,915 12,597
Montgomery County Toll Road Auth., 5.00%, 9/15/32  470 478
Montgomery County Toll Road Auth., 5.00%, 9/15/33  490 498
Montgomery County Toll Road Auth., 5.00%, 9/15/34  515 523
Montgomery County Toll Road Auth., 5.00%, 9/15/35  480 486
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,205 1,215
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,120 1,126
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,360 3,337
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,370 3,272
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  8,595 7,052
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK)  (9) 5,937 2,574
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  5,025 4,994
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  13,445 12,133
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  (3) 2,680 2,690
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58  (3) 2,555 2,563
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25)  (8) 430 444
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25)  (8) 1,310 1,352
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (8) 5,175 5,341
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,890 2,997
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
(Prerefunded 11/15/24)  (8) 470 491
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
(Prerefunded 11/15/24)  (8) 1,330 1,390
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  430 380
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  860 712
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  860 694
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  860 810

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  400 373
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  860 795
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  860 788
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,290 1,111
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  5,220 4,359
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27)  (8) 1,460 1,569
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27)  (8) 1,720 1,848
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36  (4)(6) 900 651
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50  (4)(6) 2,150 1,295
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35  (4)(6) 1,785 1,449
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50  (4)(6) 3,300 2,425
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/27  1,300 1,339
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/29  1,430 1,471
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  860 884
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  2,150 2,184
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  3,330 3,362
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  3,630 3,635
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, 5.25%, 11/15/47  (1),(11) 1,735 694
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, Series A, 5.00%, 11/15/45  (1),(11) 8,960 3,584
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  (1)(2) 6,383 4,149
Tarrant County, Edgemere Dip Loan, 10.00%, 4/28/23, Acquisition
Date: 4/20/22, Cost $1,693  (1)(15)(16) 1,693 1,693
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (6) 3,490 3,328
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58  (6) 9,700 9,495

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  9,495 9,328
260,127
UTAH 0.9%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,404
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,783
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,700 2,088
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  8,195 5,710
Murray, IHC Health Services, Series B, VRDN, 2.45%, 5/15/37  3,300 3,300
Salt Lake City Airport, Series A, 5.00%, 7/1/43  (6) 3,000 3,058
Salt Lake City Airport, Series A, 5.00%, 7/1/46  (6) 5,000 5,125
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52  (4) 10,980 9,170
32,638
VIRGINIA 5.1%
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  6,270 6,386
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  13,610 13,720
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40  6,470 6,571
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23)  (8) 1,420 1,439
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23)  (8) 2,405 2,436
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23)  (8) 1,720 1,743
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,000 1,038
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  4,375 3,843
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,455 3,146
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,425 3,564
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  5,370 5,079
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,670 3,135
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,795 2,209
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  860 891
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,145 1,178
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  23,205 5,718

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45  (4) 5,155 4,895
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30  (4) 1,190 1,209
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35  (4) 1,550 1,564
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/23  (4) 1,125 1,128
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24  (4) 1,180 1,190
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25  (4) 1,240 1,255
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30  (4) 4,070 4,109
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35  (4) 1,000 1,003
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45  (4) 2,670 2,536
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40  (6) 1,250 1,121
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41  (6) 2,325 2,056
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42  (6) 1,115 975
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48  (6) 16,425 13,719
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35  (6) 3,300 3,466
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36  (6) 915 953
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37  (6) 2,035 2,092
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (6) 3,345 3,157
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (6) 4,150 3,875
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40  (6) 7,220 6,593
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47  (6) 12,055 12,150
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47  (6) 1,290 1,286
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (6) 9,450 9,394
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (6) 51,965 51,459
193,281

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
WASHINGTON 0.8%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,285 2,285
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  6,485 5,991
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38  (4) 830 676
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48  (4) 2,495 1,836
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53  (4) 1,000 716
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28  (4) 225 207
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33  (4) 225 208
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38  (4) 650 569
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48  (4) 1,805 1,469
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46  (4) 2,795 2,157
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51  (4) 5,785 4,341
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,740 6,168
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (4) 5,350 3,934
30,557
WEST VIRGINIA 0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43  (4) 1,935 1,716
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43  (4) 1,280 1,149
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (4) 2,105 2,127
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (4) 2,105 2,131
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25)  (6) 2,580 2,577
9,700
WISCONSIN 2.9%
PFA, Celanese, Series B, 5.00%, 12/1/25  (6) 5,155 5,223
PFA, Celanese, Series C, 4.30%, 11/1/30  (6) 4,295 4,177
PFA, Celanese, Series D, 4.05%, 11/1/30  2,150 2,057
PFA, Church Home of Hartford, 5.00%, 9/1/30  (4) 685 650
PFA, Church Home of Hartford, 5.00%, 9/1/38  (4) 1,480 1,314
PFA, Corvian Community School, Series A, 4.00%, 6/15/29  (4) 805 753

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Corvian Community School, Series A, 5.00%, 6/15/39  (4) 860 803
PFA, Corvian Community School, Series A, 5.00%, 6/15/49  (4) 1,505 1,318
PFA, Corvian Community School, Series A, 5.125%, 6/15/47  (4) 2,265 2,040
PFA, Founders of Academy Las Vegas, Series A, 4.00%, 7/1/30  (4) 345 315
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/40  (4) 610 556
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/55  (4) 1,245 1,059
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,990 1,921
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,660 3,469
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37  (4) 470 449
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47  (4) 1,050 936
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52  (4) 1,975 1,723
PFA, Mountain Island Charter School, 5.00%, 7/1/37  710 712
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,720 1,666
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,695 3,529
PFA, National Gypsum, 4.00%, 8/1/35  (6) 19,730 17,173
PFA, Nevada State College, Series A, 5.00%, 5/1/60  (4) 4,910 4,247
PFA, Nevada State College, Series B, 9.00%, 5/1/71  (4) 2,270 2,301
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37  (4)(17) 5,490 4,964
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52  (4)(17) 5,490 4,382
PFA, Searstone Retirement Community, Series A, VR, 5.513%,
6/1/37  4,345 4,541
PFA, Searstone Retirement Community, Series A, VR, 5.613%,
6/1/47  5,155 5,389
PFA, Searstone Retirement Community, Series A, VR, 5.688%,
6/1/52  3,375 3,529
PFA, SKY Harbour Capital, 4.00%, 7/1/41  (6) 4,000 3,038
PFA, SKY Harbour Capital, 4.25%, 7/1/54  (6) 11,995 8,526
PFA, Southminster, 5.00%, 10/1/43  (4) 1,935 1,653
PFA, Southminster, 5.00%, 10/1/48  (4) 1,720 1,421
PFA, Southminster, 5.00%, 10/1/53  (4) 4,950 4,002
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51  (4) 2,380 1,790
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61  (4) 1,320 942
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61  (4) 2,095 1,589
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  955 879
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,425 1,270
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  670 577
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  660 542
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  555 434
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40 (Prerefunded 9/15/23)  (8) 860 868

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45 (Prerefunded 9/15/23)  (8) 1,115 1,125
109,852
Total Municipal Securities (Cost $4,211,143) 3,775,802
Total Investments in Securities
99.4% of Net Assets
(Cost $4,211,356) $ 3,776,056
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$781,749 and represents 20.6% of net assets.
(5) Insured by Berkshire Hathaway Assurance Corporation
(6) Interest subject to alternative minimum tax.
(7) Insured by Assured Guaranty Corporation
(8) Prerefunded date is used in determining portfolio maturity.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by National Public Finance Guarantee Corporation
(11) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Escrowed to maturity
(13) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(14) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,693 and represents 0.0% of net assets.
(16) See Note 2. Level 3 in fair value hierarchy.
(17) When-issued security
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,211,356) $ 3,776,056
Interest receivable 42,188
Receivable for shares sold 4,630
Cash 366
Receivable for investment securities sold 117
Other assets 158
Total assets 3,823,515
Liabilities
Payable for investment securities purchased 12,411
Payable for shares redeemed 5,990
Investment management fees payable 1,466
Due to affiliates 96
Payable to directors 2
Other liabilities 2,903
Total liabilities 22,868
NET ASSETS $ 3,800,647

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (541,406)
Paid-in capital applicable to 357,279,058 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 4,342,053
NET ASSETS $ 3,800,647
NET ASSET VALUE PER SHARE
Investor Class
($1,949,021,937 / 183,198,148 shares outstanding) $ 10.64
Advisor Class
($5,322,042 / 497,240 shares outstanding) $ 10.70
I Class
($1,846,303,164 / 173,583,670 shares outstanding) $ 10.64

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
Income
    Interest $ 190,147
Dividend 5
Total income 190,152
Expenses
Investment management 25,596
Shareholder servicing
Investor Class $ 3,519
Advisor Class 10
I Class 260 3,789
Rule 12b-1 fees
Advisor Class 16
Prospectus and shareholder reports
Investor Class 77
Advisor Class 1
I Class 39 117
Custody and accounting 282
Registration 242
Interest 126
Legal and audit 45
Directors 12
Miscellaneous 48
Waived / paid by Price Associates (4,042)
Total expenses 26,231
Net investment income 163,921
Realized and Unrealized Gain / Loss –
Net realized loss on securities (88,373)
Change in net unrealized gain / loss on securities (582,466)
Net realized and unrealized gain / loss (670,839)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (506,918)

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 163,921 $ 165,006
Net realized gain (loss) (88,373) 38,311
Change in net unrealized gain / loss (582,466) (98,296)
Increase (decrease) in net assets from operations (506,918) 105,021
Distributions to shareholders
Net earnings
Investor Class (84,531) (125,854)
Advisor Class (220) (253)
I Class (78,467) (39,585)
Decrease in net assets from distributions (163,218) (165,692)
Capital share transactions
*
Shares sold
Investor Class 1,927,977 1,388,781
Advisor Class 2,619 4,402
I Class 1,386,152 1,026,165
Distributions reinvested
Investor Class 69,836 104,704
Advisor Class 220 249
I Class 57,275 26,502
Shares redeemed
Investor Class (3,253,105) (1,789,446)
Advisor Class (4,238) (6,288)
I Class (1,245,803) (161,170)
Increase (decrease) in net assets from capital share
transactions (1,059,067) 593,899

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Net Assets
Increase (decrease) during period (1,729,203) 533,228
Beginning of period 5,529,850 4,996,622
End of period $ 3,800,647 $ 5,529,850
*Share information (000s)
Shares sold
Investor Class 173,353 110,430
Advisor Class 243 346
I Class 124,045 82,652
Distributions reinvested
Investor Class 6,361 8,320
Advisor Class 20 20
I Class 5,235 2,109
Shares redeemed
Investor Class (289,447) (143,672)
Advisor Class (387) (496)
I Class (114,687) (12,840)
Increase (decrease) in shares outstanding (95,264) 46,869

T. ROWE PRICE Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield
Fund (Investor Class), the Tax-Free High Yield Fund–Advisor Class (Advisor Class)
and the Tax-Free High Yield Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Tax-Free High Yield Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended February 28, 2023, the fund realized
$2,400,000 of net gain on $443,573,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Tax-Free High Yield Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Tax-Free High Yield Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE Tax-Free High Yield Fund

valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 254 $ — $ — $ 254
Municipal Securities — 3,774,109 1,693 3,775,802
Total $ 254 $ 3,774,109 $ 1,693 $ 3,776,056

T. ROWE PRICE Tax-Free High Yield Fund

commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $855,977,000 and $1,970,726,000, respectively, for the year ended
February 28, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Tax-Free High Yield Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of market discount at time of sale and differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary
($000s)
February 28,
2023
February 28,
2022
Ordinary income (including short-term capital gains,
if any) $ 2,480 $ 1,316
Tax-exempt income 160,738 164,376
Total distributions $ 163,218 $ 165,692
($000s)
Cost of investments $ 4,206,605
Unrealized appreciation $ 28,338
Unrealized depreciation (458,887)
Net unrealized appreciation (depreciation) $ (430,549)
($000s)
Undistributed tax-exempt income $ 5,532
Net unrealized appreciation (depreciation) (430,549)
Loss carryforwards and deferrals (116,389)
Total distributable earnings (loss) $ (541,406)

T. ROWE PRICE Tax-Free High Yield Fund

differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization, and the character of income on certain derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2023, the effective annual group fee rate was 0.29%. Effective July 1, 2019, Price Associates has contractually agreed, at least through June 30, 2023, to waive a portion of its management fee in order to limit the fund’s management fees to 0.49% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-
year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $4,042,000 and allocated ratably in the amounts of
$2,139,000 for the Investor Class, $6,000 for the Advisor Class, and $1,897,000 for the
I Class, for the year ended February 28, 2023.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Tax-Free High Yield Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 28, 2023, expenses incurred pursuant to these service agreements were
$100,000 for Price Associates and $740,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $44,119,000 and $6,401,000, respectively, with net realized gain of $0 for the year ended February 28, 2023.
NOTE 6 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of $1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment.
All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 06/30/23
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Tax-Free High Yield Fund

allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10%
per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At February 28, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was
$1,150,000,000.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free High Yield
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free High Yield Fund, Inc. (the "Fund")
as of February 28, 2023, the related statement of operations for the year ended February
28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,480,000 from short-term capital gains
$163,409,000 which qualified as exempt-interest dividends
For taxable non-corporate shareholders, $6,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $6,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Tax-Free High Yield Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Tax-Free High Yield Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free High Yield Fund

OFFICERS
Name (Year of Birth)
Position Held with Tax-Free High Yield Fund  Principal Occupation(s)
Ralph Lee Arnold, Jr., CFA, CPA (1970)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel of Pacific
Investment Management Company LLC (to 2017)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Vice President, Municipal
Research Analyst, GW&K Investment Management
(to 2018)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE Tax-Free High Yield Fund

Name (Year of Birth)
Position Held with Tax-Free High Yield Fund  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Konstantine B. Mallas (1963)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$30,755	$30,187
Audit-Related Fees	-	-
Tax Fees	-	3,448
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023